Redeemable Noncontrolling Interest - Summary of Adjustments to the Value of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands		4 Months Ended		6 Months Ended
		Jun. 30, 2023		Jun. 30, 2023
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest, Beginning balance		$ 771,345	[1]	$ 0
$0.15/unit distribution to Atlas Sand Operating, LLC unitholders		(6,428)	[1]	(6,428)
Other distributions to redeemable non-controlling interest unitholders		(1,777)	[1]	(1,777)
Redeemable noncontrolling interest, Ending balance	[1]	802,443		802,443
Post-IPO [Member]
Redeemable Noncontrolling Interest [Line Items]
Net income attribution post-IPO		$ 39,303	[1]	$ 39,303

[1]	Based on the Operating Units held by the Legacy Owners who also hold 42,852,499 shares of Class B common stock and a Class A common stock price of $18.00 on the date on which we consummated the IPO